Other Liabilities (Details) - Schedule of other liabilities $ in Thousands, $ in Thousands		Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)
Schedule of other liabilities [Abstract]
Accounts and notes payable		$ 273,143,000		$ 231,465,000
Documents intermediated	[1]	137,546,000		80,190,000
Income received in advance	[2]	68,907,000		125,418,000
Cobranding		29,213,000		30,186,000
VAT payable		5,742,000		4,523
Securities unliquidated		2,725,000		135,547,000
Insurance payments		1,802,000		1,157,000
Outstanding transactions		725,000		792,000
Others		34,540,000		22,389,000
Total		$ 554,343,000	$ 778,681	$ 631,667,000

[1]	This item mainly includes financing of simultaneous operations performed by subsidiary Banchile Corredores de Bolsa S.A.
[2]	On January 28, 2019, Banco de Chile and its subsidiary Banchile Corredores de Seguros Ltda. informed that they had entered into a strategic alliance with the insurance companies Chubb Seguros Chile S.A. and Chubb Seguros de Vida Chile S.A. The framework of the strategic alliance establishes the general terms and conditions pursuant to which the Bank will grant, for a period of 15 years, exclusive access to the said insurance companies to provide insurance to clients via the face-to-face and digital channels of the Bank, through Banchile, as well as, granting access to existing clients of the Bank, subject to the exceptions agreed upon by the parties.